Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Non Controlling Interests [Abstract]
Summary of detailed information about non material non-controlling interests

The following tables provide summarized financial information for the Company’s subsidiary, Nova, that had a material non-controlling interest effective the date of closing of the Alcanna Transaction until October 21, 2024, before inter-company eliminations.

A)
Nova summarized statement of financial position

At December 31, 2025 and 2024, current assets, current liabilities, non-current assets and non-current liabilities were all $nil due to the completion of the Nova Transaction on October 21, 2024.

B)
Nova summarized statement of loss and comprehensive loss

	2025	2024
Revenue	—	237,539
Earnings and comprehensive income	—	577
C)
Nova summarized statement of cash flows

	2025	2024
Net cash provided by operating activities	—	17,129
Net cash used in investing activities	—	(16,211)
Net cash used in financing activities	—	(7,971)
(Decrease) increase in cash	—	(7,053)